Revenue and Contract Liabilities	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue and Contract Liabilities	Revenue and Contract Liabilities
Revenue
The following table presents the Company’s revenues disaggregated by offering (in thousands):

	Years Ended December 31,
	2022	2021
Services revenue	$21,823	$14,951
Wellness revenue	33,042	5,131
Total revenues	$54,865	$20,082
Contract liabilities
The timing of services revenue recognition may differ from the timing of invoicing to or collections from customers. The Company’s contract liabilities balance, which is included in gift card and subscription liabilities on the balance sheets is primarily comprised of unredeemed gift cards, prepayments received from consumers for Wag! Premium subscriptions, and certain consumer credits for which the revenue is recognized over time as they are used for services on our platform. The contract liabilities balance was $2.2 million and $1.9 million as of December 31, 2022 and December 31, 2021, respectively. Revenues recognized for the years ended December 31, 2022 and 2021 related to the Company’s contract liabilities as of the beginning of the year was $0.3 million and $0.1 million, respectively.